Thomas White Emerging Markets Fund
FUND SUMMARY - THOMAS WHITE EMERGING MARKETS FUND
FUND OBJECTIVE
The investment objective of the Thomas White Emerging Markets Fund (the “Fund”) is long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about this and other discounts is available in the “Sales Charges” section on page 41 of the Fund’s prospectus, in the “Purchase, Redemption and Pricing of Shares” section on page 38 of the Fund’s Statement of Additional Information or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Thomas White Emerging Markets Fund	Class A		Class C	Investor Class	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original purchase price or redemption price)	none	[1]	1.00%	none	none
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	2.00%		2.00%	2.00%	2.00%
[1]	A maximum contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 15 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Thomas White Emerging Markets Fund		Class A	Class C	Investor Class	Class I
Management Fees	[1]	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	none	none
Other Expenses	[1]	1.22%	1.00%	1.00%	2.46%
Total Annual Fund Operating Expenses	[1]	2.32%	2.85%	1.85%	3.31%
Fee Deferral/Expense Reimbursement	[1]	(0.73%)	(0.76%)	(0.51%)	(2.22%)
Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement	[1]	1.59%	2.09%	1.34%	1.09%
[1]	Effective August 31, 2012, Thomas White International, Ltd. ("TWI" or the "Advisor") entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Class A, Class C, Investor Class and Class I shares exceed (as a percentage of average daily net assets) 1.59%, 2.09%, 1.34% and 1.09%, respectively. Operating expenses include, without limitation, any fees or expenses incurred during the course of the ordinary operating expenses of the Fund, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund's business. As a result, the "Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement" shown above may be higher due to such excluded items. The fee deferral/expense reimbursement agreement expires February 28, 2014. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Thomas White Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,192	1,682	3,025
Class C	312	811	1,437	3,121
Investor Class	136	532	953	2,127
Class I	111	811	1,534	3,452

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Thomas White Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	727	1,192	1,682	3,025
Class C	212	811	1,437	3,121
Investor Class	136	532	953	2,127
Class I	111	811	1,534	3,452

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily (at least 80% of its net assets plus borrowings for investment purposes, if any) in securities of companies located in or whose businesses are closely associated with the world’s emerging markets countries. In determining whether a company is located in or associated with an emerging market country, the Advisor will consider any one of the following four factors when making its determination: (i) country of organization; (ii) primary securities trading market; (iii) location of assets; or (iv) country where the company derives at least half of its revenue or profits. An “emerging markets” country includes: (i) any country having an economy or market that is considered by the International Monetary Fund or World Bank to be developing or (ii) is a recent (within 2 years) or current index member in the Morgan Stanley Capital International Emerging Markets Index (the “MSCI Emerging Markets Index”), the Fund’s benchmark. Shareholders will be given at least 60 days’ advance notice of any change to the 80% policy regarding investments in emerging markets countries.

The Fund may invest up to 20% of its net assets in securities of companies located in or whose businesses are closely associated with countries that do not meet the above qualifications for an emerging markets country, which may include other less developed countries (sometimes known as “frontier market” countries) as well as developed market countries, including the U.S.

With respect to the Fund’s investments in equity securities (which consist principally of common stocks, preferred stocks and convertible securities), the Fund will principally invest in a diversified portfolio of stocks from large capitalization emerging market companies, but may invest across all market capitalizations. In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of “Depositary Receipts,” which include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”) or similar securities.

The Advisor stresses bottom-up stock selection in fully invested portfolios whose regional and industrial sector weights are normally relatively close to the Fund’s benchmark, the MSCI Emerging Markets Index. The Advisor adheres to a stock selection approach that emphasizes buying a stock when the Advisor’s research suggests the stock is trading below the company’s long-term business value, and then selling the stock when it is no longer deemed undervalued. This valuation- oriented approach is expected to produce a Fund portfolio whose average valuation ratios, such as price-to-earnings and price-to-cashflow, are below its asset class average.
PRINCIPAL RISKS OF INVESTING IN THE FUND
General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Depositary Receipts: Depositary receipts are receipts typically issued by a bank or trust company that evidence ownership of underlying foreign securities. As a result, investments in depositary receipts will involve many of the same risks described above of investments in foreign securities.

Less Developed Countries Risk: Securities of foreign issuers that are not in the developed market countries (which include emerging and frontier market countries) are subject to a higher level of risk. The risks are greater because their social, political, economic and legal systems are frequently less stable, and exchange and regulatory effectiveness is often lower, than developed countries.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole.

Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.
FUND PERFORMANCE
The following bar chart and table indicate the risks of investing in the Fund by showing the annual returns of the Fund as of December 31, 2012 and performance since the Fund’s inception. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The Fund offers four different classes of shares in this prospectus: Class A shares, Class C shares, Investor Class shares and Class I shares. Each class of shares has different characteristics and is subject to different fees and expenses. The bar chart represents the annual total returns of the Investor Class shares of the Fund. The returns for Class A, Class C and Class I shares will differ from the returns for Investor Class shares because of differences in expenses of each class. The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1 year and since inception periods to those of a broad-based securities market index. Class A, Class C and Class I shares commenced operations on August 31, 2012. Information shown for Class A, Class C and Class I shares reflects the performance of Investor Class shares prior to August 31, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).

As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Total Annual Returns - Investor Class Shares

During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter	Worst Quarter

Qtr 1 2012: 13.08%	Qtr 3 2011: -24.82%

Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Thomas White Emerging Markets Fund	1 Year	Since Inception	Inception Date
Investor Class	19.94%	9.10%	Jun. 28, 2010
Class A	12.98%	6.53%	Jun. 28, 2010
Class C	18.62%	8.98%	Jun. 28, 2010
Class I	19.90%	9.08%	Jun. 28, 2010
Return After Taxes on Distributions Investor Class	19.87%	8.79%	Jun. 28, 2010
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	13.50%	7.70%	Jun. 28, 2010
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.22%	6.78%	Jun. 28, 2010